STOCK CAPITAL - The options outstanding have been separated into exercise prices (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
STOCK CAPITAL
Options outstanding at end of period	51,656	86,359
Weighted average remaining contractual Life - Years	5 years 4 months 28 days	4 years 8 months 23 days
Options exercisable	43,800	69,176
Exercise Price 11.25
STOCK CAPITAL
Exercise price (in dollars per share)	$ 11.25	$ 11.25
Options outstanding at end of period	26,989	30,011
Weighted average remaining contractual Life - Years	4 years 1 month 24 days	4 years 8 months 12 days
Options exercisable	26,989	30,011
Exercise Price 25.95
STOCK CAPITAL
Exercise price (in dollars per share)	$ 25.95
Options outstanding at end of period	13,213	17,693
Weighted average remaining contractual Life - Years	7 years 7 months 6 days	8 years 7 months 6 days
Options exercisable	6,940	4,423
Exercise Price 36.75
STOCK CAPITAL
Exercise price (in dollars per share)	$ 36.75
Options outstanding at end of period		24,641
Weighted average remaining contractual Life - Years		9 months
Options exercisable		24,641
Exercise Price 45.60
STOCK CAPITAL
Exercise price (in dollars per share)	45.6
Options outstanding at end of period		1,760
Weighted average remaining contractual Life - Years		7 years 2 months 4 days
Options exercisable		1,210
Exercise Price 61.35
STOCK CAPITAL
Exercise price (in dollars per share)	$ 61.35
Options outstanding at end of period	6,327	6,727
Weighted average remaining contractual Life - Years	6 years 8 months 19 days	7 years 8 months 19 days
Options exercisable	4,744	3,364
Exercise Price 142.65
STOCK CAPITAL
Exercise price (in dollars per share)	$ 142.65
Options outstanding at end of period	5,127	5,527
Weighted average remaining contractual Life - Years	4 years 9 months 21 days	5 years 9 months 21 days
Options exercisable	5,127	5,527